Additional Disclosures in the Statement of Cash Flows - Summary of Additional Information on Operational Cash Flows Interest (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of details of cash flows from operating activities [line items]
Interest paid	$ (123,672,989)	$ (56,759,974)	$ (148,243,074)
Interest collected	215,989,129	232,997,052	294,266,238
Total	$ 92,316,140	$ 176,237,078	$ 146,023,164